Acquisition and Disposition of Bronco Communications, LLC and Discontinued Operations	12 Months Ended
Dec. 31, 2013
Acquisition and Disposition of Bronco Communications, LLC and Discontinued Operations [Abstract]
Acquisition and Disposition of Bronco Communications, LLC and Discontinued Operations

Note 11 - Acquisition and Disposition of Bronco Communications, LLC and Discontinued Operations

Acquisition of Bronco Communications, LLC

In January 2012, we acquired 51% of Bronco in consideration for the issuance of 4,289,029 shares of our restricted common stock valued at $0.035 per share, or $150,116. The 49% interest we did not acquire is accounted for as a noncontrolling interest. The purchase price was allocated to the assets acquired based on the fair values at the acquisition date. The goodwill acquired was valued at $351,653. The financial results of Bronco are included in these consolidated financial statements as of January 1, 2012, the date control was acquired, in accordance with the Codification for business combinations.  We subsequently discontinued the operations of Bronco and disposed of its remaining assets in January 2013 as discussed below.

The purchase price was allocated as follows:

Cash and cash equivalents	$5,325
Accounts receivable	53,342
Property and equipment	63,792
Total Assets	$122,459
Accounts payable and accrued expenses	$79,536
Notes payable	71,498
Total Liabilities	$151,034
Goodwill	$351,653
Net Assets Acquired	$323,078

Fair value of common stock issued	$150,116
Fair value of non-controlling interest	$172,962
Fair value of net assets acquired	$323,078

Discontinued Operations

In accordance with ASC Topic 205, “Presentation of Financial Statements-Discontinued Operations”, we have presented the results of operations of Bronco as discontinued operations for the years ended December 31, 2013 and 2012. The following table details the operating results included of discontinued operations:

	Years Ended December 31,
	2013	2012
Net sales	$-	$144,337
Cost of goods sold	-	114,071
Gross profit	-	30,266
Selling, general and administrative expenses	25,477	236,564
Loss on sale of assets of discontinued operations	245,744	-
Interest expense	-	7,000
Other income	-	(4,376)
Loss before provision for income taxes	(271,722)	(208,922)
Provision for income taxes	-	-
Loss from discontinued operations	$(271,722)	$(208,922)

December 31, 2012
Assets
Cash and cash equivalents	$96
Property and equipment, net	43,384
Goodwill	351,653
Assets of discontinued operations	$395,133

Liabilities
Accounts payable and accrued expenses	$33,974
Liabilities of discontinued operations	$33,974